Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary compensation table total CEO ($)(1)(2)	Compensation actually paid to CEO ($)(1)(3)	Average summary compensation table total for non-CEO NEOs ($)(2)(4)	Average compensation actually paid to non-CEO NEOs ($)(3)(4)	Value of Initial Fixed $100 Investment based on Total shareholder return ($)	Net Income (in millions) ($)
2024	716,917	421,350	501,475	346,524	8.40	(38)
2023	1,261,300	579,599	1,033,550	485,150	14.89	(35)

Named Executive Officers, Footnote [Text Block]		For each year shown the CEO was Dwight Egan.
PEO Total Compensation Amount	[1],[2]	$ 716,917	$ 1,261,300
PEO Actually Paid Compensation Amount	[1],[3]	$ 421,350	579,599
Adjustment To PEO Compensation, Footnote [Text Block]

	2024		2023
	Dwight Egan	Average Non-CEO NEOs	Dwight Egan	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$716,917	$501,475	$1,261,300	$1,033,550

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(305,250)	$(191,475)	$(845,550)	$(701,550)
Year-end fair value of unvested awards granted in the current year	$171,875	$107,813	$442,225	$364,642
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(136,300)	$(70,694)	$(188,416)	$(153,709)
Fair values at vest date for awards granted and vested in current year	$46,291	$29,038	$115,083	$95,458
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(72,183)	$(29,633)	$(205,043)	$(153,241)
Forfeitures during current year equal to prior year-end fair value	$-	$-	$-	$-
Dividends or dividend equivalents not otherwise included in total compensation	$-	$-	$-	$-
Total Adjustments for Equity Awards	$(295,567)	$(154,951)	$(681,701)	$(548,400)

Compensation Actually Paid (as calculated)	$421,350	$346,524	$579,599	$485,150

Non-PEO NEO Average Total Compensation Amount	[2],[4]	$ 501,475	1,033,550
Non-PEO NEO Average Compensation Actually Paid Amount	[3],[4]	$ 346,524	485,150
CAP and Cumulative TSR		CAP and Cumulative TSR
CAP and Net Income		CAP and Net Income
Tabular List [Table Text Block]

Narrative Disclosure: Pay Versus Performance Table

The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:

●	Co-Diagnostics’ cumulative TSR; and
●	Co-Diagnostics’ Net Income

Total Shareholder Return Amount		$ 8.40	14.89
Net Income (Loss) Attributable to Parent		$ (38,000,000)	$ (35,000,000)
PEO Name		Dwight Egan	Dwight Egan
Additional 402(v) Disclosure [Text Block]		The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The Amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Co-Diagnostics’ cumulative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Co-Diagnostics’ Net Income
PEO [Member] | Adjustment for Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (305,250)	$ (845,550)
PEO [Member] | Year-end Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		171,875	442,225
PEO [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(136,300)	(188,416)
PEO [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		46,291	115,083
PEO [Member] | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(72,183)	(205,043)
PEO [Member] | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Dividends or Dividend Equivalents not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(295,567)	(681,701)
Non-PEO NEO [Member] | Adjustment for Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(191,475)	(701,550)
Non-PEO NEO [Member] | Year-end Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		107,813	364,642
Non-PEO NEO [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(70,694)	(153,709)
Non-PEO NEO [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		29,038	95,458
Non-PEO NEO [Member] | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(29,633)	(153,241)
Non-PEO NEO [Member] | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Dividends or Dividend Equivalents not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (154,951)	$ (548,400)

[1]	For each year shown the CEO was Dwight Egan.
[2]	Amounts in this column represent the “Total” column set forth above in the Summary Compensation Table (“SCT”). See the footnotes to the SCT for further detail regarding the amounts in these columns.
[3]	The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The Amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).
[4]	During 2024, there were two Non-CEO NEO’s, Brian Brown, CFO, and Richard Abbott, President. During 2023, there was one Non-CEO NEO, Brian Brown, CFO.